Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Revenues by pillar for the years ended December 31, 2021 and 2020 is as follows:

Revenues by pillar for the years ended December 31, 2021 and 2020 is as follows:

	December 31, 2021		December 31, 2020
Media and content		$152,444,727		$60,887,990
Esports and entertainment		5,483,444		5,906,613
Subscription		9,436,115		6,168,878
	$167,364,286		$72,963,481

Revenues, in Canadian dollars, in each of these geographic location for years ended December 31, 2021 and 2020 is as follows:

Revenues, in Canadian dollars, in each of these geographic location for years ended December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Canada	$2,501,988	$3,047,706
USA	147,761,804	56,926,784
All other countries	17,100,494	12,988,991
	$167,364,286	$72,963,481

The non-current assets, in Canadian dollars, in each of the geographic locations as at December 31, 2021 and December 31, 2020 is as follows:

The non-current assets, in Canadian dollars, in each of the geographic locations as at December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Canada	$169,761,447	$140,113,284
USA	153,549,460	50,338,388
France	3,453,744	-
England and Wales	1,752,444	3,934,877
	$328,517,095	$194,386,549